FULLER & THALER BEHAVIORAL SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

COMMON STOCKS — 95.53%	Shares	Fair Value

Apparel & Textile Products — 1.80%
Deckers Outdoor Corp.(a)	240,863	$ 92,508,252

Asset Management — 1.43%
Federated Hermes, Inc., Class B	1,387,607	47,053,753
Stifel Financial Corp.	405,886	26,325,766
		73,379,519
Banking — 9.55%
BancorpSouth Bank	1,807,846	51,216,277
Bank of Hawaii Corp.	732,321	61,676,075
F.N.B. Corp.	5,697,677	70,252,357
Financial Institutions, Inc.	160,041	4,801,230
First Citizens BancShares, Inc., Class A	126,421	105,275,824
First Commonwealth Financial Corp.	1,214,591	17,089,295
First Financial Corp.	280,224	11,438,744
Fulton Financial Corp.	2,443,962	38,565,720
Hilltop Holdings, Inc.	1,374,012	50,014,037
Lakeland Bancorp, Inc.	356,077	6,224,226
Lakeland Financial Corp.	134,348	8,281,211
TowneBank	170,398	5,183,507
TriState Capital Holdings, Inc.(a)	566,191	11,544,634
Washington Federal, Inc.	1,575,915	50,082,579
		491,645,716
Biotech & Pharma — 2.48%
Amphastar Pharmaceuticals, Inc.(a)	372,488	7,509,358
Supernus Pharmaceuticals, Inc.(a)	489,348	15,067,025
United Therapeutics Corp.(a)	584,301	104,829,442
		127,405,825
Chemicals — 1.04%
Avient Corp.	425,670	20,925,937
Stepan Co.	73,642	8,856,923
Valvoline, Inc.	725,000	23,533,501
		53,316,361
Commercial Support Services — 3.68%
Clean Harbors, Inc.(a)	110,252	10,268,871
CRA International, Inc.	73,531	6,294,254
Deluxe Corp.	184,430	8,810,221
FTI Consulting, Inc.(a)	536,319	73,266,539
H&R Block, Inc.	3,447,000	80,935,559

Kforce, Inc.	156,663	9,858,803
		189,434,247
Construction Materials — 1.52%
MDU Resources Group, Inc.	2,506,459	78,552,424

Consumer Services — 3.26%
Adtalem Global Education, Inc.(a)	951,947	33,927,391
Perdoceo Education Corp.(a)	2,100,156	25,768,914
Rent-A-Center, Inc.	1,827,128	96,965,683
Stride, Inc.(a)	348,864	11,209,000
		167,870,988
Containers & Packaging — 0.79%
Graphic Packaging Holding Co.	2,253,300	40,874,862

Electric Utilities — 1.07%
Otter Tail Corp.	322,312	15,732,049
Portland General Electric Co.	850,821	39,205,831
		54,937,880
Electrical Equipment — 1.07%
Acuity Brands, Inc.	135,058	25,259,897
Atkore, Inc.(a)	340,949	24,207,379
Generac Holdings, Inc.(a)	13,878	5,761,452
		55,228,728
Engineering & Construction — 7.13%
Comfort Systems USA, Inc.	484,298	38,157,839
EMCOR Group, Inc.	1,303,856	160,622,022
MasTec, Inc.(a)	973,137	103,249,836
Primoris Services Corp.	1,571,038	46,235,648
TopBuild Corp.(a)	91,921	18,180,135
		366,445,480
Food — 0.36%
Simply Good Foods Co. (The)(a)	510,893	18,652,703

Forestry, Paper & Wood Products — 1.37%
Louisiana-Pacific Corp.	1,166,130	70,305,978

Gas & Water Utilities — 1.08%
ONE Gas, Inc.	242,983	18,009,900
Southwest Gas Holdings, Inc.	566,304	37,483,662
		55,493,562
Health Care Facilities & Services — 5.81%
Amedisys, Inc.(a)	207,413	50,801,666
Chemed Corp.	26,495	12,571,878
Medpace Holdings, Inc.(a)	388,164	68,561,407
PRA Health Sciences, Inc.(a)	428,207	70,744,078
Select Medical Holdings Corp.	2,007,289	84,828,033

Syneos Health, Inc.(a)	128,777	11,524,254
		299,031,316
Home Construction — 3.19%
KB Home	1,019,531	41,515,302
Masonite International Corp.(a)	555,541	62,103,929
Meritage Homes Corp.(a)	642,700	60,465,216
		164,084,447
Household Products — 0.83%
Helen of Troy Ltd.(a)	185,622	42,344,091

Industrial Support Services — 0.74%
Applied Industrial Technologies, Inc.	417,185	37,988,866

Institutional Financial Services — 1.74%
Evercore, Inc., Class A	157,900	22,227,583
Jefferies Financial Group, Inc.	1,974,247	67,519,247
		89,746,830
Insurance — 4.83%
Hanover Insurance Group, Inc.	588,428	79,814,374
Kemper Corp.	1,393,435	102,974,847
Primerica, Inc.	430,008	65,851,425
		248,640,646
Leisure Products — 0.18%
Johnson Outdoors, Inc., Class A	74,715	9,040,515

Machinery — 1.04%
Regal Beloit Corp.	400,801	53,510,942

Medical Equipment & Devices — 4.81%
Bruker Corp.	1,745,294	132,607,438
Integer Holdings Corp.(a)	645,420	60,798,564
Integra LifeSciences Holdings Corp.(a)	281,019	19,176,737
Meridian Bioscience, Inc.(a)	1,584,723	35,149,156
		247,731,895
Oil & Gas Producers — 1.03%
Murphy USA, Inc.	397,982	53,078,859

Publishing & Broadcasting — 2.48%
Gray Television, Inc.	2,580,333	60,379,792
Nexstar Media Group, Inc., Class A	455,475	67,355,643
		127,735,435
Real Estate — 2.72%
Apple Hospitality REIT, Inc.	2,430,237	37,085,416
City Office, Inc.	2,035,445	25,300,581
Columbia Property Trust, Inc.	710,984	12,364,012
Industrial Logistics Properties Trust	558,740	14,605,464

Office Properties Income Trust	469,109	13,749,585
Piedmont Office Realty Trust, Inc., Class A	1,992,933	36,809,473
		139,914,531
Real Estate Services — 0.05%
RMR Group, Inc. (The), Class A	60,515	2,338,300

Retail - Discretionary — 4.54%
Builders FirstSource, Inc.(a)	1,879,854	80,194,573
MarineMax, Inc.(a)	510,196	24,866,953
Qurate Retail Group, Inc., Series A	226,721	2,967,778
Signet Jewelers Ltd.	407,563	32,927,015
Sleep Number Corp.(a)	594,316	65,345,044
Zumiez, Inc.(a)	567,762	27,814,660
		234,116,023
Semiconductors — 2.52%
Amkor Technology, Inc.	4,690,553	111,025,390
FormFactor, Inc.(a)	510,283	18,604,918
		129,630,308
Software — 5.76%
Concentrix Corp.(a)	554,620	89,182,896
j2 Global, Inc.(a)	1,164,421	160,166,108
Progress Software Corp.	1,015,678	46,975,108
		296,324,112
Specialty Finance — 0.60%
Stewart Information Services Corp.	540,679	30,651,093

Steel — 1.48%
Commercial Metals Co.	2,471,250	75,916,800

Technology Hardware — 7.36%
Avnet, Inc.	692,397	27,751,272
Jabil, Inc.	3,421,438	198,853,977
NETGEAR, Inc.(a)	763,779	29,268,011
Sanmina Corp.(a)	1,903,551	74,162,347
SYNNEX Corp.	402,295	48,983,439
		379,019,046
Technology Services — 4.21%
CSG Systems International, Inc.	1,100,204	51,907,624
EVERTEC, Inc.	407,030	17,766,860
Insight Enterprises, Inc.(a)	179,626	17,964,396
ManTech International Corp., Class A	572,887	49,577,641
Science Applications International Corp.	487,497	42,768,112
TTEC Holdings, Inc.	353,820	36,475,304
		216,459,937
Transportation & Logistics — 1.98%
Costamare, Inc.	559,224	6,604,435

Hub Group, Inc., Class A(a)	258,300	17,042,634
Landstar System, Inc.	495,900	78,362,118
		102,009,187
Total Common Stocks (Cost $3,492,653,864)		4,915,365,704

MONEY MARKET FUNDS - 3.86%

Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.01%(b)	198,635,222	198,635,222

Total Money Market Funds (Cost $198,635,222)		198,635,222

Total Investments — 99.39% (Cost $3,691,289,086)		5,114,000,926

Other Assets in Excess of Liabilities — 0.61%		31,553,473

NET ASSETS — 100.00%		$ 5,145,554,399

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2021.

FULLER & THALER BEHAVIORAL SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

COMMON STOCKS — 96.65%	Shares	Fair Value

Aerospace & Defense — 2.06%
Kratos Defense & Security Solutions, Inc.(a)	77,100	$ 2,196,579

Apparel & Textile Products — 3.66%
Crocs, Inc.(a)	18,600	2,167,272
Kontoor Brands, Inc.	30,900	1,743,069
		3,910,341
Biotech & Pharma — 3.31%
Guardant Health, Inc.(a)	12,845	1,595,221
Halozyme Therapeutics, Inc.(a)	42,725	1,940,142
		3,535,363
Construction Materials — 1.82%
Advanced Drainage Systems, Inc.	16,700	1,946,719

E-Commerce Discretionary — 4.44%
Overstock.com, Inc.(a)	25,025	2,307,305
Revolve Group, Inc., Class A(a)	35,325	2,433,893
		4,741,198
Electrical Equipment — 2.03%
Acuity Brands, Inc.	11,600	2,169,548

Food — 3.32%
BellRing Brands, Inc., Class A (a)	51,850	1,624,979
Darling Ingredients, Inc.(a)	28,375	1,915,313
		3,540,292
Home Construction — 1.55%
Century Communities, Inc.	24,800	1,650,192

Internet Media & Services — 5.04%
Cargurus, Inc., Class A (a)	66,550	1,745,607
Stamps.com, Inc.(a)	6,300	1,261,827
Upwork, Inc.(a)	40,736	2,374,501
		5,381,935
Leisure Facilities & Services — 9.31%
Bally's Corp.(a)	27,975	1,513,727
Everi Holdings, Inc.(a)	101,520	2,531,909
Jack in the Box, Inc.	14,975	1,668,814
Papa John's International, Inc.	18,800	1,963,472
Red Rock Resorts, Inc., Class A	53,200	2,261,000
		9,938,922

Leisure Products — 3.31%
Axon Enterprise, Inc.(a)	12,165	2,150,772
Camping World Holdings, Inc., Class A	33,800	1,385,462
		3,536,234
Life Sciences Tools & Services — 1.65%
Repligen Corp.(a)	8,850	1,766,637

Machinery — 1.34%
Hydrofarm Holdings Group, Inc.(a)	24,292	1,435,900

Medical Equipment & Devices — 8.31%
Envista Holdings Corp.(a)	51,000	2,203,710
Inari Medical, Inc.(a)	12,000	1,119,360
Merit Medical Systems, Inc.(a)	28,800	1,862,208
Natera, Inc.(a)	18,400	2,088,952
Nevro Corp.(a)	9,590	1,589,926
		8,864,156
Publishing & Broadcasting — 4.20%
iHeartMedia, Inc., Class A(a)	97,200	2,617,597
Meredith Corp.	43,169	1,875,261
		4,492,858
Real Estate Services — 1.48%
Newmark Group, Inc., Class A	132,019	1,585,548

Retail - Discretionary — 5.83%
Abercrombie & Fitch Co., Class A	50,425	2,341,232
Children's Place, Inc. (The) (a)	20,225	1,882,139
RH(a)	2,955	2,006,445
		6,229,816
Semiconductors — 9.28%
Ambarella, Inc.(a)	15,600	1,663,428
Brooks Automation, Inc.	21,600	2,058,048
MaxLinear, Inc.(a)	36,813	1,564,184
Synaptics, Inc.(a)	16,300	2,535,954
Ultra Clean Holdings, Inc.(a)	38,800	2,084,336
		9,905,950
Software — 13.60%
Cerence, Inc.(a)	20,300	2,166,213
Five9, Inc.(a)	9,025	1,655,095
j2 Global, Inc.(a)	16,300	2,242,065
Mimecast Ltd.(a)	38,983	2,068,048
Omnicell, Inc.(a)	15,400	2,332,330
Upstart Holdings, Inc.(a)	14,200	1,773,580
Workiva, Inc., Class A(a)	20,574	2,290,503
		14,527,834

Technology Hardware — 7.28%
3D Systems Corp.(a)	79,575	3,180,613
Digital Turbine, Inc.(a)	37,580	2,857,207
Super Micro Computer, Inc.(a)	49,311	1,734,761
		7,772,581
Transportation & Logistics — 3.83%
Atlas Air Worldwide Holdings, Inc.(a)	32,050	2,182,925
Copa Holdings, S.A., Class A(a)	25,245	1,901,706
		4,084,631

Total Common Stocks/Investments — 96.65% (Cost $74,485,747)		103,213,234

Other Assets in Excess of Liabilities — 3.35%		3,576,050

NET ASSETS — 100.00%		$ 106,789,284

(a)	Non-income producing security.

FULLER & THALER BEHAVIORAL MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

COMMON STOCKS — 98.01%	Shares	Fair Value

Aerospace & Defense — 2.25%
Howmet Aerospace, Inc.(a)	96,220	$ 3,316,703

Banking — 15.33%
CIT Group, Inc.	41,270	2,129,119
Commerce Bancshares, Inc.	25,818	1,924,990
East West Bancorp, Inc.	29,825	2,138,154
First Horizon National Corp.	200,360	3,462,221
Huntington Bancshares, Inc.	291,659	4,161,980
KeyCorp	185,325	3,826,961
M&T Bank Corp.	11,960	1,737,908
Wells Fargo & Co.	71,460	3,236,423
		22,617,756
Chemicals — 6.21%
Celanese Corp.	15,325	2,323,270
Olin Corp.	75,665	3,500,262
Sherwin-Williams Co. (The)	6,264	1,706,627
WR Grace & Co.	23,680	1,636,762
		9,166,921
Commercial Support Services — 5.83%
Aramark	96,675	3,601,144
Brink's Co. (The)	39,285	3,018,659
Republic Services, Inc.	18,095	1,990,631
		8,610,434
Containers & Packaging — 12.12%
Berry Plastics Group, Inc.(a)	74,960	4,888,891
Crown Holdings, Inc.	45,080	4,607,627
Graphic Packaging Holding Co.	249,760	4,530,646
WestRock Co.	72,835	3,876,279
		17,903,443
Electric Utilities — 4.77%
Alliant Energy Corp.	20,810	1,160,366
CenterPoint Energy, Inc.	118,945	2,916,530
CMS Energy Corp.	14,500	856,660
Edison International	15,525	897,656
Pinnacle West Capital Corp.	14,815	1,214,386
		7,045,598
Electrical Equipment — 3.82%
AMETEK, Inc.	12,965	1,730,828
Johnson Controls International PLC	40,015	2,746,229

Roper Technologies, Inc.	2,475	1,163,745
		5,640,802
Food — 1.47%
Ingredion, Inc.	15,105	1,367,002
J.M. Smucker Co. (The)	6,215	805,278
		2,172,280
Gas & Water Utilities — 0.86%
Atmos Energy Corp.	13,225	1,271,055

Health Care Facilities & Services — 3.11%
Centene Corp.(a)	15,100	1,101,243
Henry Schein, Inc.(a)	17,105	1,269,020
Laboratory Corp. of America Holdings(a)	8,070	2,226,109
		4,596,372
Home & Office Products — 1.70%
Newell Brands, Inc.	91,511	2,513,807

Home Construction — 1.33%
Mohawk Industries, Inc.(a)	10,230	1,966,104

Industrial Support Services — 1.70%
AMERCO	4,265	2,513,791

Insurance — 4.23%
Assured Guaranty Ltd.	14,695	697,719
Everest Re Group Ltd.	6,710	1,690,987
Globe Life, Inc.	11,800	1,123,950
Markel Corp.(a)	2,295	2,723,499
		6,236,155
Leisure Facilities & Services — 0.77%
Live Nation Entertainment, Inc.(a)	13,020	1,140,422

Machinery — 2.01%
Donaldson Co., Inc.	21,850	1,388,131
Snap-on, Inc.	7,070	1,579,650
		2,967,781
Metals & Mining — 0.42%
Arconic Corp.(a)	17,467	622,175

Oil & Gas Producers — 4.56%
Cheniere Energy, Inc.(a)	20,780	1,802,457
Continental Resources, Inc.	50,615	1,924,889
Devon Energy Corp.	56,800	1,657,992
Pioneer Natural Resources Co.	8,285	1,346,478
		6,731,816

Oil & Gas Services & Equipment — 0.75%
Patterson-UTI Energy, Inc.	111,265	1,105,974

Real Estate — 7.23%
American Tower Corp.	9,310	2,515,003
Brixmor Property Group, Inc.	130,850	2,995,157
Public Storage	5,230	1,572,609
Retail Properties of America, Inc., Class A	42,055	481,530
Simon Property Group, Inc.	12,830	1,674,058
WP Carey, Inc.	19,255	1,436,808
		10,675,165
Retail - Consumer Staples — 2.70%
Dollar General Corp.	6,720	1,454,141
Dollar Tree, Inc.(a)	25,500	2,537,250
		3,991,391
Retail - Discretionary — 4.41%
Advance Auto Parts, Inc.	5,585	1,145,707
CarMax, Inc.(a)	18,540	2,394,441
O'Reilly Automotive, Inc.(a)	5,220	2,955,616
		6,495,764
Software — 0.40%
Verint Systems, Inc.(a)	13,150	592,671

Specialty Finance — 2.58%
Synchrony Financial	78,665	3,816,826

Technology Hardware — 2.91%
CommScope Holding Co., Inc.(a)	94,190	2,007,189
NCR Corp.(a)	50,140	2,286,885
		4,294,074
Technology Services — 2.98%
Amdocs Ltd.	23,595	1,825,309
Nielsen Holdings PLC	35,055	864,807
Verisk Analytics, Inc.	9,820	1,715,750
		4,405,866
Transportation & Logistics — 1.56%
Kansas City Southern	8,145	2,308,049

Total Common Stocks/Investments — 98.01% (Cost $123,172,781)		144,719,195

Other Assets in Excess of Liabilities — 1.99%		2,941,855

NET ASSETS — 100.00%		$ 147,661,050

(a)	Non-income producing security.

FULLER & THALER BEHAVIORAL UNCONSTRAINED EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

COMMON STOCKS — 99.30%	Shares	Fair Value

Automotive — 1.84%
Cooper-Standard Holding, Inc.(a)	49,585	$ 1,437,965

Biotech & Pharma — 4.69%
Amgen, Inc.	9,605	2,341,219
Exelixis, Inc.(a)	72,930	1,328,785
		3,670,004
Chemicals — 3.43%
Ecolab, Inc.	13,006	2,678,846

Commercial Support Services — 5.10%
Cintas Corp.	10,450	3,991,900

E-Commerce Discretionary — 6.24%
eBay, Inc.	69,465	4,877,138

Electrical Equipment — 8.47%
Generac Holdings, Inc.(a)	15,955	6,623,718

Internet Media & Services — 2.41%
VeriSign, Inc.(a)	8,270	1,882,996

Leisure Facilities & Services — 4.43%
Yum China Holdings, Inc.	52,285	3,463,881

Machinery — 4.32%
Parker-Hannifin Corp.	11,000	3,378,210

Medical Equipment & Devices — 4.66%
Waters Corp.(a)	10,545	3,644,457

Publishing & Broadcasting — 3.16%
Liberty Media Corp.-Liberty Sirius XM, Class C(a)	53,356	2,475,185

Retail - Consumer Staples — 3.74%
Dollar General Corp.	13,510	2,923,429

Retail - Discretionary — 7.57%
O'Reilly Automotive, Inc.(a)	5,180	2,932,968

Ross Stores, Inc.	24,125	2,991,500
		5,924,468
Semiconductors — 12.52%
CMC Materials, Inc.	13,830	2,084,734
Lam Research Corp.	6,590	4,288,114
Teradyne, Inc.	25,570	3,425,357
		9,798,205
Software — 5.75%
Fortinet, Inc.(a)	18,870	4,494,645

Specialty Finance — 8.86%
Capital One Financial Corp.	18,220	2,818,452
Synchrony Financial	84,670	4,108,188
		6,926,640
Technology Hardware — 4.99%
Zebra Technologies Corp., Class A(a)	7,370	3,902,341

Transportation & Logistics — 4.10%
Union Pacific Corp.	14,585	3,207,679

Transportation Equipment — 3.02%
Allison Transmission Holdings, Inc.	59,520	2,365,325

Total Common Stocks/Investments — 99.30% (Cost $55,742,628)		77,667,032

Other Assets in Excess of Liabilities — 0.70%		546,805

NET ASSETS — 100.00%		$ 78,213,837

(a)	Non-income producing security.

FULLER & THALER BEHAVIORAL SMALL–MID CORE EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

COMMON STOCKS — 97.12%	Shares	Fair Value

Apparel & Textile Products — 1.12%
Carter's, Inc.	550	$ 56,744

Automotive — 1.45%
Cooper-Standard Holding, Inc.(a)	2,525	73,225

Banking — 10.65%
First Citizens BancShares, Inc., Class A	110	91,601
Live Oak Bancshares, Inc.	2,675	157,826
PacWest BanCorp	1,740	71,618
Sterling Bancorp	4,190	103,870
Western Alliance Bancorp	1,225	113,741
		538,656
Biotech & Pharma — 1.73%
Exelixis, Inc.(a)	4,805	87,547

Cable & Satellite — 0.74%
Liberty Latin America Ltd., Class C(a)	2,645	37,295

Chemicals — 4.17%
Huntsman Corp.	3,510	93,085
NewMarket Corp.	140	45,077
Orion Engineered Carbons SA	3,820	72,542
		210,704
Electrical Equipment — 7.56%
Advanced Energy Industries, Inc.	1,160	130,744
Generac Holdings, Inc.(a)	605	251,166
		381,910
Entertainment Content — 1.79%
Sciplay Corp.(a)	5,345	90,597

Food — 2.16%
Lancaster Colony Corp.	565	109,333

Gas & Water Utilities — 1.38%
UGI Corp.	1,510	69,928

Health Care Facilities & Services — 4.06%
Amedisys, Inc.(a)	420	102,871

Universal Health Services, Inc., Class B	700	102,501
		205,372
Home & Office Products — 1.27%
Tupperware Brands Corp.(a)	2,700	64,125

Home Construction — 1.96%
PulteGroup, Inc.	1,820	99,317

Insurance — 4.65%
Brown & Brown, Inc.	1,040	55,266
Mercury General Corp.	1,045	67,873
Old Republic International Corp.	1,740	43,343
Voya Financial, Inc.	1,115	68,572
		235,054
Leisure Facilities & Services — 4.34%
Carnival Corp.	1,465	38,617
Darden Restaurants, Inc.	480	70,075
Ruth's Hospitality Group, Inc.	3,170	73,005
Yum China Holdings, Inc.	570	37,763
		219,460
Machinery — 3.29%
Hillenbrand, Inc.	1,995	87,940
Oshkosh Corp.	630	78,523
		166,463
Medical Equipment & Devices — 6.25%
Dentsply Sirona, Inc.	1,615	102,165
Quidel Corp.(a)	630	80,716
Waters Corp.(a)	385	133,059
		315,940
Oil & Gas Producers — 1.47%
Devon Energy Corp.	2,544	74,259

Real Estate — 7.32%
American Assets Trust, Inc.	2,025	75,512
Gaming and Leisure Properties, Inc.	2,824	130,837
SITE Centers Corp.	3,120	46,987
STORE Capital Corp.	3,385	116,816
		370,152
Retail - Discretionary — 2.03%
Advance Auto Parts, Inc.	500	102,570

Semiconductors — 7.03%
CMC Materials, Inc.	835	125,868
Power Integrations, Inc.	1,710	140,323
Teradyne, Inc.	665	89,083
		355,274

Software — 5.04%
Concentrix Corp.(a)	600	96,480
Fortinet, Inc.(a)	200	47,638
Verra Mobility Corp.(a)	7,210	110,818
		254,936
Specialty Finance — 1.29%
Synchrony Financial	1,340	65,017

Steel — 1.51%
Steel Dynamics, Inc.	1,280	76,288

Technology Hardware — 3.90%
F5 Networks, Inc.(a)	340	63,464
SYNNEX Corp.	600	73,057
Zebra Technologies Corp., Class A(a)	115	60,891
		197,412
Technology Services — 2.31%
Leidos Holdings, Inc.	450	45,495
Science Applications International Corp.	810	71,061
		116,556
Transportation & Logistics — 3.17%
Alaska Air Group, Inc.	850	51,264
Kansas City Southern	385	109,097
		160,361
Transportation Equipment — 1.89%
Allison Transmission Holdings, Inc.	2,410	95,773

Wholesale - Discretionary — 1.59%
Pool Corp.	175	80,266

Total Common Stocks/Investments — 97.12% (Cost $3,344,575)		4,910,534

Other Assets in Excess of Liabilities — 2.88%		145,490

NET ASSETS — 100.00%		$ 5,056,024

(a)	Non-income producing security.

FULLER & THALER BEHAVIORAL MICRO-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

COMMON STOCKS — 99.16%	Shares	Fair Value

Advertising & Marketing — 2.32%
Magnite, Inc.(a)	10,275	$ 347,706

Apparel & Textile Products — 0.91%
Fossil Group, Inc.(a)	9,525	136,017

Asset Management — 5.32%
B. Riley Financial, Inc.	7,641	576,895
WisdomTree Investments, Inc.	35,730	221,526
		798,421
Automotive — 1.28%
Modine Manufacturing Co.(a)	11,550	191,615

Biotech & Pharma — 1.29%
DermTech, Inc.(a)	4,669	194,090

Commercial Support Services — 1.65%
R.R. Donnelley & Sons Co.	39,520	248,186

Containers & Packaging — 1.46%
Myers Industries, Inc.	10,400	218,400

Electrical Equipment — 1.44%
Babcock & Wilcox Enterprises, Inc.(a)	27,450	216,306

Food — 1.85%
Landec Corp.(a)	17,875	201,094
Limoneira Co.(a)	4,400	77,220
		278,314
Forestry, Paper & Wood Products — 2.22%
Verso Corp., Class A	18,839	333,450

Health Care Facilities & Services — 3.51%
Enzo Biochem, Inc.(a)	67,100	212,707
Owens & Minor, Inc.	7,410	313,665

		526,372

Home Construction — 5.55%
Caesarstone Ltd.	12,146	179,275

Cornerstone Building Brands, Inc.(a)	13,601	247,266
Hovnanian Enterprises, Inc.(a)	3,820	406,028
		832,569
Industrial Support Services — 1.29%
Titan Machinery, Inc.(a)	6,230	192,756

Internet Media & Services — 5.65%
Cars.com, Inc.(a)	12,434	178,179
Groupon, Inc.(a)	4,245	183,214
HyreCar, Inc.(a)	12,225	255,747
LiveXLive Media, Inc.(a)	48,880	230,714
		847,854
Leisure Facilities & Services — 7.81%
Carrols Restaurant Group, Inc.(a)	18,610	111,846
Century Casinos, Inc.(a)	19,000	255,169
Del Taco Restaurants, Inc.(a)	12,187	121,992
Drive Shack, Inc.(a)	48,522	160,608
Fiesta Restaurant Group, Inc.(a)	11,430	153,505
Monarch Casino & Resort, Inc.(a)	2,550	168,734
Red Robin Gourmet Burgers, Inc.(a)	6,005	198,826
		1,170,680
Medical Equipment & Devices — 3.06%
Alphatec Holdings, Inc.(a)	12,100	185,372
Cutera, Inc.(a)	5,575	273,343
		458,715
Oil & Gas Producers — 4.13%
Matador Resources Co.	17,210	619,731

Oil & Gas Services & Equipment — 3.76%
Exterran Corp.(a)	41,000	195,160
Newpark Resources, Inc.(a)	49,425	171,011
NexTier Oilfield Solutions, Inc.(a)	41,450	197,302
		563,473
Publishing & Broadcasting — 1.45%
Townsquare Media, Inc., Class A(a)	17,025	217,069

Renewable Energy — 1.57%
Green Plains, Inc.(a)	7,025	236,181

Retail - Discretionary — 13.39%
Barnes & Noble Education, Inc.(a)	31,100	224,231
Big 5 Sporting Goods Corp.	10,165	261,036
Boot Barn Holdings, Inc.(a)	2,779	233,575
Freshpet, Inc.(a)	1,227	199,952
Genesco, Inc.(a)	4,065	258,858
GrowGeneration Corp.(a)	4,725	227,273

Kirkland's, Inc.(a)	8,400	192,192
MarineMax, Inc.(a)	3,369	164,205
Party City Holdco, Inc.(a)	26,350	245,846
		2,007,168
Semiconductors — 2.35%
AXT, Inc.(a)	14,000	153,720
NeoPhotonics Corp.(a)	19,544	199,544
		353,264
Software — 2.04%
Donnelley Financial Solutions, Inc.(a)	7,413	244,629
RealNetworks, Inc.(a)	26,021	60,629
		305,258
Specialty Finance — 4.21%
CURO Group Holdings Corp.(a)	13,390	227,630
Elevate Credit, Inc.(a)	56,070	200,170
Regional Management Corp.(a)	4,366	203,194
		630,994
Steel — 1.54%
TimkenSteel Corp.(a)	16,350	231,353

Technology Hardware — 6.64%
A10 Networks, Inc.(a)	18,195	204,876
Arlo Technologies, Inc.(a)	28,761	194,712
Diebold, Inc.(a)	14,206	182,405
PlayAGS, Inc.(a)	21,925	217,057
Turtle Beach Corp.(a)	6,200	197,904
		996,954
Technology Services — 1.49%
MoneyGram International, Inc.(a)	22,120	222,970

Telecommunications — 1.42%
HC2 Holdings, Inc.(a)	53,700	213,726

Transportation & Logistics — 1.16%
Overseas Shipholding Group, Inc., Class A(a)	83,300	174,097

Transportation Equipment — 4.06%
Commercial Vehicle Group, Inc.(a)	16,825	178,850
REV Group, Inc.	11,171	175,273
Shyft Group, Inc. (The)	6,783	253,752
		607,875
Wholesale - Consumer Staples — 1.35%
Andersons, Inc. (The)	6,615	201,956

Wholesale - Discretionary — 1.99%
Veritiv Corp.(a)	4,870	299,115

Total Common Stocks/Investments — 99.16% (Cost $9,370,253)		14,872,635

Other Assets in Excess of Liabilities — 0.84%		125,742

NET ASSETS — 100.00%		$ 14,998,377

(a)	Non-income producing security.